DESCRIPTION OF BUSINESS (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Accumulated losses	$ (208,820,011)	$ (203,683,570)	$ (194,023,660)	$ (187,743,709)	$ (183,702,411)	$ (172,986,970)
Working capital	3,284,450
Cash flows from operations	12,486,310
Gross funding from private placement	$ 983,194